Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Statements of Stockholders' Equity (Deficit)
Common stock issued (in dollars per share)		$ 5.83
Common stock issued upon conversion of note payable, conversion price (in dollars per share)		$ 0.625
Common stock issued upon conversion of accumulated interest on note payable, conversion price (in dollars per share)		$ 0.625
Common stock issued, employee exercise of incentive stock option (in dollars per share)		$ 1.00
Common stock issued, under private placement offering one (in dollars per share)		$ 6.00
Common stock issued, under private placement offering one, issuance costs (in dollars)		$ 29
Common stock issued, under private placement offering two (in dollars per share)	$ 7.00	$ 7.00
Common stock issued, under private placement offering two, issuance costs (in dollars)	$ 44	$ 11